INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2023
INCOME TAXES
Schedule of components of income tax expenses

The components of income tax expenses were as follows as of June 30, 2023, 2022, and 2021 (in thousands):

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Current	¥314,021	¥294,418	¥128,103
Deferred	8,744	(10,939)	6,766
Total	¥322,765	¥283,479	¥134,869

Schedule of reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Statutory tax rate	30.6%	30.6%	30.6%
Deductions and other adjustments	6.9%	5.5%	2.2%
Effective tax rate	37.5%	36.1%	32.8%

Schedule of primary components of deferred tax assets and liabilities

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2023 and 2022 (in thousands):

	June 30,
	2023	2022
Deferred tax assets:
Reserves and Allowances	¥61,842	¥56,349
Intangibles	11,331	14,393
Inventories	—	5,291
Investments in securities	14,646	14,719
Asset retirement obligation	2,495	1,862
Leases	944	1,275
Other	16,711	14,039
Total deferred tax assets	107,969	107,928
Deferred tax liabilities:
Inventories	150,082	138,445
Property and equipment	26,377	29,341
Prepaid Expenses	108	107
Intangible assets, including software	5,118	6,611
Leases	723	—
Advances received	—	—
Other	881	—
Total deferred tax liabilities	183,289	174,504
Net deferred tax liabilities	¥75,320	¥66,576